Financial Instruments Derivative Activities Table (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Credit default swaps [Member]
Primary underlying risk:
Long Notional Exposure	$ 8	$ 8
Short Notional Exposure	0	0
Foreign currency fowards [Member]
Primary underlying risk:
Long Notional Exposure	77	0
Short Notional Exposure	1,428	(474)
Interest rate swap contracts [Member]
Primary underlying risk:
Long Notional Exposure	1,253
Short Notional Exposure	0
Commodity contracts [Member]
Primary underlying risk:
Long Notional Exposure	81	2
Short Notional Exposure	7	(150)
Equity Swap [Member]
Primary underlying risk:
Long Notional Exposure	4	7
Short Notional Exposure	9,340	(2,055)
Futures Index Spread [Member]
Primary underlying risk:
Long Notional Exposure		0
Short Notional Exposure		$ 0